NON-CONTROLLING INTERESTS - Schedule of Components of Distributions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Non-controlling interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 177	$ 166	$ 358	$ 335
GP interests | Non-controlling interests
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	37	33	76	67
GP interests | General partnership interest in a holding subsidiary held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	2	1	4	2
GP interests | Incentive distribution
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	35	32	72	65
Redeemable/Exchangeable partnership units | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	73	69	147	139
Redeemable/Exchangeable partnership units | Limited partners' equity | Brookfield
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	17	16	34	32
Redeemable/Exchangeable partnership units | External shareholders
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	50	48	101	97
BEPC exchangeable shares and class A.2 exchangeable shares | Brookfield Renewable
Disclosure of dividends [line items]
Dividends recognised as distributions to owners of parent	$ 67	$ 64	$ 135	$ 129